Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	54-1138147
Plan number	001
Total Investments	$ 396,366,625
Participant Loans	9,960,366
Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 457,079
Collective funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	4,067,434.47
Total Investments	$ 269,563,676
Pooled Separate Funds:
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,286,626.775
Total Investments	$ 34,107,233
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	4,866,580.112
Total Investments	$ 59,444,291
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	423,738
Total Investments	$ 22,833,980	$ 33,699,883
Investment, Identifier [Axis]: Cash | Dreyfus Funds | Dreyfus Government Cash Management
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.58%
Investment, number of shares (in shares)	427,007
Total Investments	$ 427,007
Investment, Identifier [Axis]: Cash | Vanguard Funds | Vanguard Federal Money Market Inv
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.87%
Investment, number of shares (in shares)	30,072,000
Total Investments	$ 30,072
Investment, Identifier [Axis]: Empower Annuity Insurance Company | Blackrock Equity Dividend
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	509,654.393
Total Investments	$ 7,482,772
Investment, Identifier [Axis]: Empower Annuity Insurance Company | Empower S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	457,288.095
Total Investments	$ 7,062,935
Investment, Identifier [Axis]: Empower Annuity Insurance Company | JPMorgan Large Cap Growth - R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	319,684.287
Total Investments	$ 19,561,526
Investment, Identifier [Axis]: Mutual Funds | Blackrock Funds | Blackrock Strategic Global Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	346,729.877
Total Investments	$ 1,868,874
Investment, Identifier [Axis]: Mutual Funds | Dimensional Funds | DFA Emerging Markets
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	2,395,107.35
Total Investments	$ 2,395,107
Investment, Identifier [Axis]: Mutual Funds | Fidelity Funds | Fidelity Advisor Overseas Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	105,690.171
Total Investments	$ 7,610,749
Investment, Identifier [Axis]: Mutual Funds | Fidelity Funds | Fidelity Small Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	231,867.248
Total Investments	$ 4,637,345
Investment, Identifier [Axis]: Mutual Funds | JP Morgan Funds | JPMorgan Core Bond - R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	1,043,687.56
Total Investments	$ 10,896,098
Investment, Identifier [Axis]: Mutual Funds | Vanguard Funds | Vanguard Real Estate Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	16,410.862
Total Investments	$ 2,057,758
Investment, Identifier [Axis]: Mutual Funds | Vanguard Funds | Vanguard Small Cap Growth Index - ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	55,929.305
Total Investments	$ 5,935,218
Investment, Identifier [Axis]: Mutual Funds | Vanguard Funds | Vanguard Total Bond Market Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	464,738.756
Total Investments	$ 4,540,498
Investment, Identifier [Axis]: Mutual Funds | Vanguard Funds | Vanguard Total Intl Stock Index - ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	115,634.904
Total Investments	$ 4,686,683
Investment, Identifier [Axis]: Mutual Funds | Vanguard Funds | Vanguard Total Stock Market Index - ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	90,784.079
Total Investments	$ 14,815,961
Investment, Identifier [Axis]: Reliance Trust Company Funds | Reliance MetLife GAC Series 25053 CL EQ
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	47,519.319
Total Investments	$ 4,996,780
Investment, Identifier [Axis]: Vanguard Funds | Target Retirement Income & Growth II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	7,923.485
Total Investments	$ 201,336
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	101,169.731
Total Investments	$ 5,323,551
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	568,054.499
Total Investments	$ 32,197,329
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	756,790.988
Total Investments	$ 44,960,953
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	714,592.749
Total Investments	$ 45,362,348
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	564,104.255
Total Investments	$ 38,787,808
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	466,670.318
Total Investments	$ 33,847,598
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	324,886.595
Total Investments	$ 24,317,761
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	183,031.159
Total Investments	$ 18,350,704
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	188,047.285
Total Investments	$ 14,882,062
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	100,364.221
Total Investments	$ 4,889,745
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	37,918.73
Total Investments	$ 1,126,945
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Target Retirement Income & Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares)	6,361.136
Total Investments	$ 318,756